Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data (Unaudited)

	Three Months Ended (1)
	Mar. 31, 2011	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
	(unaudited) (in thousands, except per share data)
Revenues	$243,018	$363,559	$357,290	$350,237	$344,376	$338,178	$334,786	$331,637
Cost of revenues	103,723	164,357	161,327	161,079	159,337	168,216	157,920	156,148
Income from operations	39,950	29,268	31,603	24,288	26,195	13,710	14,794	13,306
Net income (loss)	(10,627)	(3,644)	(1,937)	(3,694)	7,263	(1,106)	1,372	(9)
Net income (loss) per share (2):
Basic	$0.15	$0.06	$0.07	$0.04	$0.07	$(0.01)	$0.01	$—
Diluted	$0.15	$0.06	$0.07	$0.04	$0.07	$(0.01)	$0.01	$—
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(1)
On April 1, 2011, the Company acquired One Communications. The results of operations of One Communications have been included in the Company's consolidated financial statements since the acquisition date.

(2)	The quarterly net income per share amounts will not necessarily add to the net income per share computed for the year because of the method used in calculating per share data.